Variable Interest Entity - Narrative (Details) (USD $)	3 Months Ended
	Mar. 31, 2013	Dec. 17, 2012 intallment
Variable Interest Entity [Line Items]
Non-cash loss from disposal of assets	$ 10,532,000
Starcapital [Member]
Variable Interest Entity [Line Items]
Number of employees		75
Value attributed to upside contingent consideration, call options, or cross pledges and guarantees in determining total consideration		0
Starcapital [Member] | Call Option [Member]
Variable Interest Entity [Line Items]
Call Option, percentage of shares authorized to be purchased		45.00%
Starcapital [Member] | The Note [Member]
Variable Interest Entity [Line Items]
Consideration from sale of assets, note receivable	21,600,000	23,500,000.0
Note Receivable, number of annual installments		3
Note receivable payment	3,000,000
Starcapital [Member] | The Note [Member] | Note Receivable, Payment Date December 31, 2014 Months [Member]
Variable Interest Entity [Line Items]
Note receivable payment	5,200,000
Starcapital [Member] | The Note [Member] | Note Receivable, Payment Date December 31, 2013 [Member]
Variable Interest Entity [Line Items]
Note receivable payment	$ 15,300,000